INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Expected tax rate, percent	21.00%	21.00%
Net operating loss carry forwards		$ 2,911,163